Geographical Breakdown of Gross Written Premium (Tables)	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Gross Written Premium by Geographical Areas
Gross written premium by state is as follows (in millions):

	Year Ended December 31,
	2021		2020
	Amount	% of GWP	Amount	% of GWP
State
Texas	$139.2	29.2%	$43.9	37.8%
California	85.2	17.9%	10.4	9.0%
Florida	26.8	5.6%	7.3	6.3%
Georgia	22.0	4.6%	4.7	4.0%
Illinois	19.1	4.0%	4.9	4.2%
Colorado	13.6	2.8%	2.5	2.2%
Missouri	13.0	2.7%	3.4	2.9%
Arizona	11.4	2.4%	1.6	1.4%
Ohio	10.5	2.2%	3.0	2.6%
New Jersey	10.4	2.2%	3.4	2.9%
Other	126.1	26.4%	31.0	26.7%

Total	$477.3	100%	$116.1	100%